Restructuring Costs	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Restructuring and Related Activities [Abstract]
Restructuring Costs

(4)  RESTRUCTURING COSTS

Restructuring costs include expenses associated with the Company’s efforts to continually improve operational efficiency and reposition its assets to remain competitive on a worldwide basis. Plant closing and other costs include costs of moving fixed assets, employee training, relocation, and facility costs.

During the quarter ended September 30, 2020, Vertiv approved a multi-year restructuring program to align our cost structure to support our margin expansion targets. The program includes workforce reductions and footprint optimization across all segments. Restructuring charges incurred under this program were $71.1 in the third quarter of 2020, which primarily consisted of severance related to workforce reductions. The Company expects to recognize additional restructuring expenses of approximately $5 in the fourth quarter of 2020 and $25 in 2021 and after, primarily comprised of plant closing and other costs, resulting in total estimated charges of approximately $100 for the entire program.

Restructuring costs by business segment are as follows:

	Nine months ended September 30, 2020	Nine months ended September 30, 2019
Americas	$14.8	$2.6
Asia Pacific	10.8	0.1
Europe, Middle East & Africa	42.2	6.7
Corporate	5.2	—
Total	$73.0	$9.4

The change in the liability for the restructuring of operations during the nine months ended September 30, 2020 are as follows:

	December 31, 2019	Expense	Paid/Utilized	September 30, 2020
Severance and benefits	$21.6	$70.7	$(15.6)	$76.7
Plant closing and other	0.6	2.3	(2.3)	0.6
Total	$22.2	$73.0	$(17.9)	$77.3

The change in the liability for the restructuring of operations during the nine months ended September 30, 2019 are as follows:

	December 31, 2018	Expense	Paid/Utilized	September 30, 2019
Severance and benefits	$24.6	$8.3	$(15.8)	$17.1
Plant closing and other	1.2	1.1	(1.3)	1.0
Total	$25.8	$9.4	$(17.1)	$18.1

(5) RESTRUCTURING COSTS

Restructuring expense reflects costs associated with the Company’s efforts to continually improve operational efficiency and deploy assets to remain competitive on a worldwide basis. Shutdown costs include severance, benefits, stay bonuses, lease and contract terminations and asset write-downs. Start-up and moving costs include costs of moving fixed assets, employee training and relocation. Vacant facility costs include security, maintenance, utilities and other costs.

Restructuring expenses were $20.7,  $46.2,  $41.6 for the years ended December 31, 2019, 2018 and 2017, respectively. These expenses are recorded in other deductions, net in the consolidated statements of earnings (loss). The Company expects full year 2020 restructuring expense to be approximately $7.9. This expense primarily will relate to severance and benefits as part of the organizational re-alignment initiatives.

The change in the liability for restructuring costs for the year ended December 31, 2019 follows:

		Paid/
	2018	Utilized	Expense	2019
Severance and benefits	$24.6	$(21.6)	$18.6	$21.6
Lease and contract terminations	—	—	—	—
Vacant facility and other shutdown costs	1.2	(1.3)	0.7	0.6
Start-up and moving costs	—	(1.4)	1.4	—
Total	$25.8	$(24.3)	$20.7	$22.2

The change in the liability for restructuring costs for the year ended December 31, 2018 follows:

		Paid/
	2017	Utilized	Expense	2018
Severance and benefits	$20.1	$(28.7)	$33.2	$24.6
Lease and contract terminations	2.2	(2.2)	—	—
Vacant facility and other shutdown costs	5.9	(15.2)	10.5	1.2
Start-up and moving costs	0.1	(2.6)	2.5	—
Total	$28.3	$(48.7)	$46.2	$25.8

The change in liability for the restructuring costs for the year ended December 31, 2017 follows:

		Paid/
	2016	Utilized	Expense	2017
Severance and benefits	$14.8	$(24.7)	$30.0	$20.1
Lease and contract terminations	0.2	(0.3)	2.3	2.2
Vacant facility and other shutdown costs	0.2	(2.4)	8.1	5.9
Start-up and moving costs	0.4	(1.5)	1.2	0.1
Total	$15.6	$(28.9)	$41.6	$28.3

Restructuring expense by business segment follows:

	December 31,	December 31,	December 31,
	2019	2018	2017
Americas	$5.3	$13.7	$11.7
Asia Pacific	3.9	8.3	13.6
Europe, Middle East & Africa	11.1	19.0	15.5
Corporate	0.4	5.2	0.8
Total	$20.7	$46.2	$41.6